Reverse Merger - Schedule of Number of Shares of Common Stock Issued and Outstanding (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Shares of Common Stock Issued and Outstanding [Line Items]
Common stock, share issued	57,509,816	39,901,782	39,667,025
Common stock, share outstanding	57,509,816	39,901,782	39,667,025
Deep Isolation, converted to Deep Isolation Nuclear stock [Member]
Schedule of Number of Shares of Common Stock Issued and Outstanding [Line Items]
Common stock, share issued	44,247,429
Common stock, share outstanding	44,247,429
Issued in Offering [Member]
Schedule of Number of Shares of Common Stock Issued and Outstanding [Line Items]
Common stock, share issued	11,012,387
Common stock, share outstanding	11,012,387
Aspen, outstanding prior to Merger [Member]
Schedule of Number of Shares of Common Stock Issued and Outstanding [Line Items]
Common stock, share issued	2,166,667
Common stock, share outstanding	2,166,667
Advisor Shares [Member]
Schedule of Number of Shares of Common Stock Issued and Outstanding [Line Items]
Common stock, share issued	83,333
Common stock, share outstanding	83,333